Restricted Cash (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash (Textual)
Restricted cash, current portion	$ 6,753,685	$ 1,439,926
Restricted cash, non-current portion	500,000
Held as security	$ 500,000
Redistrict cash indemnification obligations description	Potential indemnification obligations arising during an escrow period of two years following the closing date on August 2, 2017.